Consolidated Statements of Income and Other Comprehensive Income $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 MXN ($) $ / shares shares	Dec. 31, 2022 MXN ($) $ / shares shares	Dec. 31, 2021 MXN ($) $ / shares shares
Revenues:
Aeronautical services	$ 527,907	$ 8,931,657	$ 7,055,543	$ 5,277,728
Non-aeronautical services	155,294	2,627,423	2,229,802	1,653,379
Construction services	171,287	2,898,000	2,649,423	1,788,903
Total revenues	854,488	14,457,080	11,934,768	8,720,010
Operating costs and expenses:
Cost of services, excluding depreciation and amortization	62,590	1,058,956	923,638	782,107
Major maintenance provision	20,592	348,397	472,077	512,653
Cost of construction	171,287	2,898,000	2,649,423	1,788,903
Administrative expenses	39,095	661,447	667,600	586,542
Concession taxes	32,192	544,657	428,717	319,906
Technical assistance fees	14,061	237,896	177,667	133,558
Depreciation and amortization	37,907	641,343	551,200	487,230
Other income, net	(31)	(525)	(40)	(1,278)
Total operating costs and expenses	377,693	6,390,171	5,870,282	4,609,621
Operating income	476,795	8,066,909	6,064,486	4,110,389
Interest expense	75,030	1,269,440	934,102	516,676
Interest income	(17,608)	(297,910)	(171,312)	(129,479)
Exchange loss (income), net	2,099	35,511	8,871	(112,617)
Total non-operating loss	59,521	1,007,041	771,661	274,580
Income before income taxes	417,274	7,059,868	5,292,825	3,835,809
Income tax expense	120,542	2,039,442	1,375,520	972,179
Consolidated net income for the year	296,732	5,020,426	3,917,305	2,863,630
Items that will not be subsequently reclassified to profit or loss:
Actuarial gain (loss) on labor obligations	127	2,157	21,258	4,281
Income tax relating to actuarial loss (gain) on labor obligations	(38)	(647)	(6,377)	(1,284)
Total other comprehensive income (loss)	89	1,510	14,881	2,997
Total comprehensive income for the year	296,821	5,021,936	3,932,186	2,866,627
Consolidated net income attributable to:
Controlling interest	296,226	5,011,842	3,900,967	2,857,265
Non-controlling interest	506	8,584	16,338	6,365
Comprehensive income attributable to:
Controlling interest	296,315	5,013,352	3,915,848	2,860,262
Non-controlling interest	$ 506	$ 8,584	$ 16,338	$ 6,365
Basic earnings per share of controlling interest | (per share)	$ 0.76709	$ 12.97835	$ 10.10169	$ 7.35206
Diluted earnings per share of controlling interest | (per share)	$ 0.76709	$ 12.97835	$ 10.10169	$ 7.35206
Weighted average shares outstanding	386,169,425	386,169,425	386,169,425	388,634,783